CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Revenue:
Capitated revenue (Related parties comprised $150,479 and $97,438, and $335,383 and $107,747, in the three months ended June 30, 2021 and 2020, and in the six months ended June 30, 2021 and 2020, respectively)		$ 379,210,000	$ 163,927,000	$ 646,261,000	$ 291,643,000
Fee-for-service and other revenue (Related parties comprised $219 and $213, and $631 and $344, in the three months ended June 30, 2021 and 2020, and in the six months ended June 30, 2021 and 2020, respectively)		13,953,000	7,279,000	27,037,000	14,861,000
Total revenue		393,163,000	171,206,000	673,298,000	306,504,000
Operating expenses:
Third-party medical costs (Related parties comprised $115,975 and $70,555, and $249,819 and $76,943, in the three months ended June 30, 2021 and 2020, and in the six months ended June 30, 2021 and 2020, respectively)		291,816,000	112,040,000	486,862,000	197,353,000
Direct patient expense (Related parties comprised $64 and $448, and $1,488 and $1,223, in the three months ended June 30, 2021 and 2020, and in the six months ended June 30, 2021 and 2020, respectively)		43,782,000	22,554,000	78,069,000	40,333,000
Selling, general, and administrative expenses (Related parties comprised $1,600 and $1,133, and $3,112 and $1,939, in the three months ended June 30, 2021 and 2020, and in the six months ended June 30, 2021 and 2020, respectively)		46,574,000	21,859,000	81,422,000	42,843,000
Depreciation and amortization expense		7,945,000	3,977,000	13,791,000	7,362,000
Transaction costs and other (Related parties comprised $1,465 and $4,209, and $1,483 and $5,369, in the three months ended June 30, 2021 and 2020, and in the six months ended June 30, 2021 and 2020, respectively)		16,374,000	15,687,000	25,613,000	22,138,000
Total operating expenses		406,491,000	176,117,000	685,757,000	310,029,000
Operating costs		406,491,000	176,117,000	685,757,000	310,029,000
Loss from operations		(13,328,000)	(4,911,000)	(12,459,000)	(3,525,000)
Other income and expense:
Interest expense		(9,714,000)	(5,717,000)	(20,340,000)	(9,382,000)
Interest income (Related parties comprised $79 and $157, in the three months ended June 30, 2020, and in the six months ended June 30, 2020, respectively)		1,000	79,000	2,000	159,000
Loss on extinguishment of debt		(13,225,000)		(13,225,000)
Change in fair value of embedded derivative			(306,000)		(306,000)
Change in fair value of warrant liabilities		39,215,000		39,215,000
Other expense		(25,000)	(150,000)	(25,000)	(150,000)
Total other income (expense)		16,252,000	(6,094,000)	5,627,000	(9,679,000)
Net income (loss) before income tax benefit		2,924,000	(11,005,000)	(6,832,000)	(13,204,000)
Income tax benefit		2,023,000	19,000	1,309,000	32,000
Net income (loss)		4,947,000	(10,986,000)	(5,523,000)	(13,172,000)
Net loss attributable to non-controlling interests		(4,533,000)	0	(15,003,000)	0
Net income attributable to Class A common stockholders	$ (5,288)	$ 9,480,000		$ 9,480,000
Net loss per common share:
Net income per share to Class A common stockholders, basic		$ 0.06		$ 0.06
Net loss per share to Class A common stockholders, diluted		$ (0.03)		$ (0.03)
Weighted-average shares used in computation of earnings per share:
Basic		167,134,853		166,691,634
Diluted		168,884,315		167,571,198
Jaws Acquisition Corp
Operating expenses:
Total operating expenses	5,288					$ 3,176,907
Operating costs	5,288					3,176,907
Transaction costs			2,536,382		2,536,382	2,536,382
Loss from operations	(5,288)					(5,713,289)
Other income and expense:
Interest income (Related parties comprised $79 and $157, in the three months ended June 30, 2020, and in the six months ended June 30, 2020, respectively)						306,930
Change in fair value of warrant liabilities						(23,473,333)
Income tax benefit						0
Net income (loss)	(5,288)					(28,879,692)
Net income attributable to Class A common stockholders	(5,288)		$ (2,560,151)		$ (2,563,564)	(28,879,692)
Jaws Acquisition Corp | Class A common stock
Other income and expense:
Interest income (Related parties comprised $79 and $157, in the three months ended June 30, 2020, and in the six months ended June 30, 2020, respectively)						306,930
Net income (loss)						$ 306,930
Earnings Per Share, Basic and Diluted						$ 0.00
Jaws Acquisition Corp | Class B common stock
Other income and expense:
Net income (loss)	$ (5,288)					$ (28,879,692)
Earnings Per Share, Basic and Diluted	$ (5,288)		$ (0.15)		$ (0.15)	$ (1.69)
Jaws Acquisition Corp | Class A Redeemable Ordinary Shares
Other income and expense:
Weighted Average Number of Shares Outstanding, Basic and Diluted						69,000,000
Jaws Acquisition Corp | Class B Non-redeemable Ordinary Shares
Other income and expense:
Weighted Average Number of Shares Outstanding, Basic and Diluted	1					17,250,000